BUSINESS COMBINATION - Summary of Assets Acquired and Liabilities Assumed in Connection with Acquisition (Details) - USD ($)	Mar. 31, 2024	Mar. 15, 2024	Dec. 31, 2023	Jun. 20, 2023
Business Acquisition [Line Items]
Goodwill	$ 2,556,000		$ 0	$ 0
Casing Technologies Group Limited
Business Acquisition [Line Items]
Cash		$ 2,674,000
Accounts receivable, net		3,781,000
Inventories, net		4,282,000
Prepaid expenses and other current assets		189,000
Property, plant and equipment , net		1,647,000
Operating lease ROU asset		315,000
Intangible assets, net		8,065,000
Goodwill		2,618,000
Total assets acquired		23,571,000
Accounts payable		2,656,000
Accrued expenses and other current liabilities		(295,000)
Current portion of operating lease liabilities		95,000
Operating lease liabilities, less current portion		180,000
Total liabilities assumed		2,636,000
Total consideration transferred		$ 20,935,000